Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Product Categories - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Total revenue	$ 10,556,891	$ 10,253,163
Wheelchair [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	7,694,373	8,381,323
Wheelchair components and others [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	$ 2,862,518	$ 1,871,840